UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Aug. 31, 2026	Feb. 28, 2026
Statement of Financial Position [Abstract]
Temporary equity, shares issued	0	313,300
Temporary equity, shares outstanding	0	313,300
Common Stock, Shares Authorized	125,320,000	125,320,000
Common Stock, Shares, Issued	61,331,990	58,054,490
Common Stock, Shares, Outstanding	59,419,414	55,828,614
Treasury shares	1,912,576	1,912,576